UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS FEG Absolute Access Fund LLC Six Months Ended September 30, 2016 (unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six Months Ended September 30, 2016
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	16

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2016
(unaudited)

Assets
Cash	$525,351
Short-term investments (cost $6,179,587)	6,179,587
Investments in Portfolio Funds, at fair value (cost $335,142,950)	371,424,724
Receivable for Portfolio Funds sold	3,289,999
Other assets	2,206
Total assets	$381,421,867

Liabilities and members’ capital
Capital withdrawals payable	$195,870
Management fee payable	541,199
Professional fees payable	88,381
Accounting and administration fees payable	89,611
Directors fees payable	6,000
Line of credit fees payable	2,342
Other liabilities	43,548
Total liabilities	966,951
Members’ capital	380,454,916
Total liabilities and members’ capital	$381,421,867

Components of members’ capital
Paid-in capital	$324,481,224
Accumulated net investment loss	(20,008,883)
Accumulated net realized gain on investments	39,700,801
Accumulated net unrealized appreciation on investments	36,281,774
Members’ capital	$380,454,916

Units issued and outstanding (unlimited units authorized)	301,590
Net Asset Value per unit	$1,261.50

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2016
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	$582,154	$791,140	0.2%	Annually (5)	60 days
Canyon Balanced Fund, L.P.	19,642,801	19,245,318	5.1	Quarterly (6)	90 days
Claren Road Credit Partners, L.P.	2,583,260	1,961,250	0.5	Quarterly (5)	45 days
CVI Global Value Fund A, L.P., Class H(4)	499,384	1,437,910	0.4	Quarterly (7)	120 days
Eton Park Fund, L.P., Class B(4)	19,227,946	22,037,664	5.8	Quarterly	65 days
Farallon Capital Partners, L.P.(4)	18,060,570	22,412,890	5.9	Annually (5)	45 days
Fir Tree Capital Opportunity Fund, L.P.	17,850,400	22,623,068	5.9	Annually (5)	90 days
Governors Lane Onshore Fund L.P.	9,500,000	9,839,040	2.6	Annually (5)	65 days
GSO Special Situations Fund, L.P.(4)(8)	212,919	292,753	0.1	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	13,497,263	18,165,570	4.8	Quarterly	90 days
Highfields Capital II, L.P.	148,377	126,515	0.0	Annually (7)	60 days
Kepos Alpha Fund, L.P., Class A	18,550,000	18,568,026	4.9	Quarterly (9)	65 days
LibreMax SL Fund, L.P.	10,242,500	10,948,475	2.9	Not Permitted	N/A
MKP Enhanced Opportunity Partners, L.P.	13,500,000	13,298,691	3.5	Monthly	60 days
OZ Asia Domestic Partners, L.P.(4)	17,250,000	20,291,608	5.3	Quarterly (10)	45 days
Rimrock High Income PLUS (QP) Fund, L.P.	20,000,000	20,662,870	5.4	Annually (7)	120 days
Stark Investments, L.P.(4)	14,122	4,162	0.0	Quarterly	N/A
Stark Investments, L.P., Class A(4)(11)	174,412	178,728	0.0	Quarterly	N/A
Stark Investments, L.P., Class B(4)(12)	8,236	9,671	0.0	Quarterly	N/A
Strategic Value Restructuring Fund, L.P., Class C	16,335,799	19,409,242	5.1	Annually (5)	95 days
Taconic Opportunity Fund, L.P.	15,003,058	17,318,699	4.6	Quarterly	60 days
Total United States:	212,883,201	239,623,290	63.0
Cayman Islands:
Multi-Strategy: (3)
Caxton Global Investments Limited, Class T Unrestricted	18,800,000	18,372,289	4.8	Quarterly	45 days
Elliott International Limited	25,928,845	28,566,151	7.5	Semi-Annually (7)	60 days
Eton Park Overseas Fund, Ltd.(4)	1,960,350	2,303,551	0.6	Annually (5)	65 days
Graham Global Investment Fund II SPC, Ltd.	18,875,886	20,180,793	5.3	Monthly	3 days
Highfields Capital, Ltd.(4)	19,194,668	22,287,444	5.9	Annually (7)(13)	60 days
Indaba Capital Partners (Cayman), LP	23,000,000	24,941,055	6.6	Quarterly	90 days
Systematica Alternative Markets Fund Limited	14,500,000	15,150,151	4.0	Monthly (5)	30 days
Total Cayman Islands:	122,259,749	131,801,434	34.7

Total investments in Portfolio Funds	$335,142,950	$371,424,724	97.7%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Federated Prime Obligations Fund #10, 0.39%(14)	$6,179,587	$6,179,587	1.6%
Total investments in Portfolio Funds and short-term investments	$341,322,537	$377,604,311	99.3%

Other assets less liabilities		2,850,605	0.7%

Members’ capital		$380,454,916	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)

All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined. See Note 2 for a discussion of the Fund's investments in side pockets.

(5)	Withdrawals from Portfolio Fund permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from Portfolio Fund permitted on a quarterly basis, with 25%, 33⅓%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter.

(7)	Withdrawals from Portfolio Fund permitted after a two-year lockup period from the date of the initial investment.

(8)	Does not include holdback at cost of $74,917, included in "Receivable for Portfolio Funds sold" in the Statement of Assets, Liabilities and Members' Capital.

(9)

In addition to quarterly withdrawals, monthly withdrawals are also permitted from this Portfolio Fund at a limited amount of 33% of the net asset value held by a shareholder subject to a 0.20% redemption fee on the proceeds.

(10)	Withdrawals from this Portfolio Fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.

(11)	Does not include holdback at cost of $147,321, included in "Receivable for Portfolio Funds sold" in the Statement of Assets, Liabilities and Members' Capital.

(12)	Does not include holdback at cost of $2,051, included in "Receivable for Portfolio Funds sold" in the Statement of Assets, Liabilities and Members' Capital.

(13)	In addition to annual withdrawals, semi-annual withdrawals are also permitted from this Portfolio Fund at a limited amount of 25% of the net asset value held by a shareholder.

(14)	The rate shown is the annualized 7-day yield as of September 30, 2016.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2016
(unaudited)

Investment income
Dividend income	$21,919
Total investment income	21,919

Expenses
Management fees	1,637,565
Accounting and administration fees	173,618
Professional fees	100,025
Line of credit fees	50,833
Custodian fees	20,535
Directors fees	12,000
Other expenses	41,000
Total expenses	2,035,576
Net investment loss	(2,013,657)

Realized and unrealized loss on investments
Net realized gain on investments	1,853,704
Net change in unrealized appreciation/depreciation on investments	8,476,237
Net realized and unrealized gain on investments	10,329,941
Net increase in members' capital resulting from operations	$8,316,284

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2016 (unaudited)	Year Ended March 31, 2016
Operations
Net investment loss	$(2,013,657)	$(4,183,378)
Net realized gain (loss) on investments	1,853,704	(1,505,465)
Net change in unrealized appreciation/depreciation on investments	8,476,237	(11,589,153)
Net change in members’ capital resulting from operations	8,316,284	(17,277,996)

Capital transactions
Capital contributions	2,931,154	59,737,509
Capital withdrawals	(16,268,817)	(55,190,017)
Net change in members’ capital resulting from capital transactions	(13,337,663)	4,547,492

Net change in members’ capital	(5,021,379)	(12,730,504)

Members’ capital at beginning of period	385,476,295	398,206,799
Members’ capital at end of period	$380,454,916	$385,476,295

Accumulated net investment loss	$(20,008,883)	$(17,995,226)

Units transactions
Units sold	2,363	46,606
Units redeemed	(13,096)	(43,674)
Net change in units	(10,733)	2,932

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2016
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$8,316,284
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(3,500,000)
Proceeds from sales of investments in Portfolio Funds	22,008,326
Net realized gain on investments in Portfolio Funds	(1,853,704)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(8,476,237)
Purchases of short-term investments, net	(3,088,559)
Changes in operating assets and liabilities:
Other assets	(1,417)
Management fee payable	(5,084)
Professional fees payable	(20,020)
Accounting and administration fees payable	(1,653)
Other liabilities	8,395
Net cash provided by operating activities	13,386,331

Financing activities
Line of credit fees payable	(222)
Proceeds from capital contributions	2,181,154
Payments for capital withdrawals	(17,721,063)
Net cash used for financing activities	(15,540,131)

Net change in cash	(2,153,800)
Cash at beginning of period	2,679,151
Cash at end of period	$525,351

Supplemental disclosure of interest paid	$—

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2016 (unaudited)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014
Per unit operating performances: (1)(2)
Net asset value per unit, beginning of period	$1,234.22	$1,287.07	$1,225.97	$1,141.52
Income (loss) from investment operations:
Net investment loss	(8.73)	(12.98)	(4.81)	(3.84)
Net realized and unrealized gain (loss) on investments	36.01	(39.87)	65.91	88.29
Total change in per unit value from investment operations	27.28	(52.85)	61.10	84.45

Net asset value per unit, end of period	$1,261.50	$1,234.22	$1,287.07	$1,225.97

	Six Months Ended September 30, 2016		Year Ended March 31,
	(unaudited)		2016	2015	2014	2013	2012
Ratios to average members' capital: (3)
Total expenses	1.06	%(4)	1.06%	1.06%	1.12%	1.21%	1.14%
Net investment loss	(1.04	)%(4)	(1.04)%	(1.06)%	(1.12)%	(1.21)%	(1.14)%

Total return	2.21	%(5)	(4.11)%	4.98%	7.40%	8.26%	(1.89)%
Portfolio turnover	0.93	%(5)	12.33%	28.75%	17.93%	7.96%	8.84%
Members’ capital end of period (000's)	$380,455		$385,476	$398,207	$314,170	$232,230	$241,336

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	Effective April 1, 2013, the Company was unitized.

(3)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Company invests.

(4)	Annualized.

(5)	Not annualized.

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

September 30, 2016
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Pursuant to a sub-advisory agreement with the Investment Manager and the Company, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Company’s sub-adviser (in such capacity, the “Sub-Adviser”). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in oversight of the Company’s investments, making Portfolio Fund Manager (as defined below) selection and termination recommendations and approving significant and strategic asset allocation changes.

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds were $3,500,000 and $25,117,996, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2016, 11 of the 28 Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2016 was $6,406,257 and represented 1.68% of total Members’ capital.

Fair Value of Financial Instruments

In accordance with ASC 820, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Short-term investments	$6,179,587	$—	$—	$6,179,587
Total	$6,179,587	$—	$—	$6,179,587

In accordance with ASC 820, investments in Portfolio Funds with a fair value of $371,424,724 are excluded from the fair value hierarchy as of September 30, 2016.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the six months ended September 30, 2016.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date.

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2012 through December 31, 2015, and has concluded that as of September 30, 2016, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2016 for which Units are issued October 1, 2016. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2016 but were paid subsequent to fiscal period-end.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $1,637,565 for the six months ended September 30, 2016, of which $541,199 was payable as of September 30, 2016.

The Investment Manager, not the Company, pays the Sub-Adviser a monthly fee equal to 10% of the Management Fee received by the Investment Manager from the Company as of the end of each calendar month. Effective May 11, 2015, the Sub-Adviser agreed to waive any unpaid past and future compensation that did or would exceed 10% of the adjusted income of the Investment Manager attributable to the services that the Investment Manager renders to the Company.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $12,000 for the six months ended September 30, 2016, of which $6,000 was payable as of September 30, 2016.

As of September 30, 2016, FEG Absolute Access Fund I LLC (formerly, FEG Absolute Access TEI Fund LLC), an affiliated investment company of the Company registered under the 1940 Act and the 1933 Act, owned 86.19% of the Company’s outstanding Units, with a value of $327,899,334.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”), net profits or net losses are allocated to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month, but may be admitted at any other time at the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Company to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Company to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Company should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Company’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Company repurchase Units; (ii) the liquidity of the Company’s assets; (iii) the investment plans and working capital requirements of the Company; (iv) the relative economies of scale with respect to the size of the Company; (v) the history of the Company in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

The Company’s Operating Agreement provides that the Company will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Company has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Company will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Company (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Company, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Company may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Company will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Company (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Company, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Company entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Company has received at least 90% of the aggregate amount withdrawn by the Company from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Company’s next annual audit, which is expected to be completed within 60 days after the end of the Company’s fiscal year-end.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Company within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Company in an amount equal to 2.00% of the repurchase price. The repurchase fee is intended to compensate the Company for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Company does not intend to impose any charges on the repurchase of Units.

If Members request that the Company repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Company shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Company reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20 million line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The Company did not use the LOC for the six-month period ended September 30, 2016. As of September 30, 2016, the unused amount of the LOC was $20,000,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2016, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2017. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Subsequent Events

At a meeting held on November 29, 2016, the Board ratified the appointment of Julie Thomas as the Company’s new Chief Compliance Officer. Ms. Thomas has over 10 years of compliance experience, including chief compliance officer experience for a registered fund and investment adviser. Prior background consists of 15 years of accounting experience including 4 years in the public accounting arena.

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, other than the event described above, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	DECEMBER 07, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	DECEMBER 07, 2016

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 07, 2016

* Print the name and title of each signing officer under his or her signature.